Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		$ 18,287	$ 12,757
Less: accumulated depreciation		(9,200)	(7,924)
Property and equipment, net	$ 11,587	9,087	4,833
Telephony Products [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		51	29
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		510	431
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		569	444
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		921	457
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		9,943	6,218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment		$ 6,293	$ 5,178